Events occurring after the reporting period (Details) - Events after reporting period [Member] - USD ($) $ / shares in Units, $ in Millions	Aug. 28, 2026	Jul. 09, 2026
Event occurring after the reporting period
Acquisition percentage		100.00%
Aggregate consideration (in Dollars)		$ 15.0
Shares issued		16,000,000,000
Per valu per share (in Dollars per share)		$ 0.000001
Shares issued	24,024,022,400
Ordinary shares with warrants	22,880,022,400
Aggregate gross proceeds (in Dollars)	$ 25.0